Restructuring and Other Costs (Notes)	12 Months Ended
Dec. 31, 2015
Restructuring and Related Activities [Abstract]
Restructuring and related activities disclosure
Restructuring Expenses and Other Costs

Included in restructuring and other costs are costs related to restructuring (primarily severance payments associated with work force reductions) and services and other expenses associated with cost optimization program and transformation savings activities.

In November 2015, in light of significant market conditions, the Company announced that it is embarking on a global restructuring to reduce cost. This global cost reduction program is designed to reduce costs by approximately $25 on an annual basis and will be achieved primarily through selling, general and administrative reductions and productivity actions at the Company’s operating facilities. In February 2016, the Company expanded the program to reduce an additional $5 of costs annually. The Company expects the program costs, primarily severance related, to be approximately $15. Substantially all of these charges will result in cash expenditures throughout 2016 and into 2017. These costs primarily relate to the Silicones operating segment and are included in Other current liabilities on the Consolidated Balance Sheet and Restructuring and other costs on the Consolidated Statement of Operations.

The following table sets forth the changes in the restructuring reserve. Included in this table are also other minor restructuring programs that were undertaken by the Company in different locations, none of which were individually material. These costs are primarily related to workforce reductions:

Successor	Total
Accrued liability at January 1, 2015	2
Restructuring charges	15
Payments	(3)
Accrued liability at December 31, 2015	$14

For the year ended December 31, 2015, the successor period from October 25, 2014 through December 31, 2014; the predecessor period from January 1, 2014 through October 24, 2014 and the year ended December 31, 2013, the Company recognized other costs of $17, $5, $20 and $21, respectively. These costs are primarily comprised of one-time payments for services and integration expenses, and are included in “Restructuring and other costs” in the Consolidated Statements of Operations. For the predecessor period from January 1, 2014 through October 24, 2014 and the successor period from October 25, 2014 to December 31, 2014, these amounts also included costs associated with restructuring our capital structure incurred prior to the Bankruptcy Filing.